Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Net income (loss)		$ 11,419	$ (4,858)
Items that will not be reclassified to profit in subsequent periods:
Unrealized loss on investment in Amilot ($nil tax effect)		0	(9)
Actuarial gain (loss) on health plan obligation ($nil tax effect)		(215)	341
Items that may be reclassified to profit in subsequent periods:
Equity accounted investees – share of other comprehensive income (loss) ($nil tax effect)		600	(4,417)
Foreign currency translation adjustment (net of tax effect)		104,871	(49,638)
Other comprehensive income (loss)		111,961	(60,868)
Comprehensive income (loss)		123,380	(65,726)
Aris Gold
Items that may be reclassified to profit in subsequent periods:
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax		0	7,131
Denarius
Items that may be reclassified to profit in subsequent periods:
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax		2,417	0
Convertible Debenture
Items that will not be reclassified to profit in subsequent periods:
Unrealized gain (loss) due to change in credit risk		301	546
Gold Notes
Items that will not be reclassified to profit in subsequent periods:
Unrealized gain (loss) due to change in credit risk	[1]	$ 3,987	$ (560)

[1]	Tax effect for Gold Notes for December 31, 2023 is $1,410 (2022 - $nil).